DELAWARE LIFE ACCELERATOR PRIME® VARIABLE ANNUITY

An individual flexible payment variable annuity

Issued by

Delaware Life Insurance Company

Supplement dated March 28, 2022

to the Prospectus dated December 31, 2021 as Supplemented February 11, 2022

This Rate Sheet Prospectus Supplement (the “Supplement” or “Rate Sheet Supplement”) provides certain information contained in the Delaware Life Accelerator Prime® Variable Annuity Prospectus dated December 31, 2021, as Supplemented (the “Prospectus”). Capitalized terms not defined in this Supplement have the same meaning as set forth in the Prospectus.

This Supplement replaces and supersedes any previously issued Rate Sheet Supplement(s) and must be accompanied by the current variable annuity prospectus. This Supplement should be read and retained with the current variable annuity prospectus.

We are issuing this Supplement to provide: (1) For the GLWBs, the current Lifetime Withdrawal Percentages (the “LW%”), Lifetime Withdrawal Adjustment Factors applied to the LW%, Bonus Rates (“BR%”), Bonus Period Lengths, Election Lockout Period, GLWB Fees, GLWB Fee Rate Lock Period (for the Flex Income Boost GLWB v1 and Flex Income Control GLWB v1 only) and the Termination Lockout Period (does not apply to the Income Boost GLWB and Income Control GLWB); (2) For the GMAB, the current Terms, GMAB Factor, GMAB Subsequent Purchase Payment Adjustment Factor and the GMAB Fee, if you elect a GMAB; (3) For the GMPB, the current Terms, GMPB Buffer Factor, GMPB Cancellation Thresholds, GMPB Purchase Payment Window and GMPB Fee, if you elect a GMPB; (4) For the GLWB/GMPB Combo, the GLWB Non-Cancellation Period, if you elect a GLWB/GMPB Combo; and (5) For the HAV and ROP Death Benefits, the current HAV Fee Rate and ROP Fee Rate.

These rates, charges and values for the optional benefit riders will not change for the life of your Contract (unless subject to a Step-Up as described in the Step-Up Feature section of the Prospectus, a successive Term as described in the GMAB section of the Prospectus, a change in the GLWB Fee for the Flex Income Boost GLWB v1 or the Flex Income Control GLWB v1, after the GLWB Fee Rate Lock Period.) At the time of a Step-Up or GLWB Fee increase after GLWB Fee Rate Lock Period, the annual GLWB Fee Rate may increase up to 2.50% (0.625% quarterly). If you elect a successive Term under a GMAB, the annual GMAB Fee Rate may increase up to 1.50% (0.375% quarterly).

The Income Boost GLWB, Income Control GLWB and the GLWB/GMPB Combo, with either the Income Boost GLWB or Income Control GLWB , are currently available for purchase until April 3, 2022. On and after April 4, 2022, Income Boost GLWB v1, Income Control GLWB v1, Flex Income Boost GLWB v1, and Flex Income Control GLWB v1 will be available for purchase.

If you would like another copy of the current Prospectus, including any historical rates and fees, please call us at (800) 374-3714. The Prospectus and this Supplement can also be found on the U.S. Securities and Exchange Commission’s website (www.sec.gov) by searching File No. 333-238865.

Unless otherwise noted, the GLWB, GMPB, GLWB/GMPB Combo, GMAB, HAV Fee and ROP Fee rates, charges and values below apply to applications signed and received In Good Order between April 4, 2022 and April 30, 2022.

LW%

The Lifetime Withdrawal Percentage is based on the age of the youngest GLWB Covered Person on the Income Start Date and on the date of any subsequent Step-Up, as shown in the table below.

LW% for the Income Boost GLWB, Income Boost GLWB v1, and Flex Income Boost GLWB v1

Age on Your Income Start Date and any Subsequent Step-Up date*	Lifetime Withdrawal Percentage Single-Life Coverage	Lifetime Withdrawal Percentage Joint-Life Coverage
<55	0.00%	0.00%
55-59	3.50%	2.85%
60-64	3.75%	3.10%
65-69	5.00%	4.35%
70-74	5.00%	4.35%
75-79	5.25%	4.60%
80-84	5.50%	4.85%
85+	5.75%	5.10%

LW% for the Income Control GLWB, Income Control GLWB v1 and Flex Income Control GLWB v1

Age on Your Income Start Date and any Subsequent Step-Up date*	Lifetime Withdrawal Percentage Single-Life Coverage	Lifetime Withdrawal Percentage Joint-Life Coverage
<55	0.00%	0.00%
55-59	3.75%	3.10%
60-64	4.25%	3.60%
65-69	5.25%	4.60%
70-74	5.50%	4.85%
75-79	5.75%	5.10%
80-84	6.00%	5.35%
85+	6.25%	5.60%

*	If you elect joint-life coverage, the age ranges are based upon the age of the younger spouse as described under “GLWB Covered Person and Joint GLWB Covered Person.”

LIFETIME WITHDRAWAL ADJUSTMENT FACTOR (“LWAF”)

The LWAF is the factor set on the Election Date used in the calculation of the Adjusted Lifetime Withdrawal Percentages. The LWAF determined on the Election Date is based on the difference between the Adjustment Election Rate and Adjustment Base Rate, i.e. B-A

Where:

	A	=	The Adjustment Base Rate

	B	=	The Adjustment Election Rate

To determine the Adjusted Lifetime Withdrawal Percentages, you add the LWAF to the Lifetime Withdrawal Percentages effective on the Issue Date.

B-A	LWAF
-3.00% and lower	-2.40%
-2.75% to -2.99%	-2.20%
-2.50% to -2.74%	-2.00%
-2.25% to -2.49%	-1.80%
-2.00% to -2.24%	-1.60%
-1.75% to -1.99%	-1.40%
-1.50% to -1.74%	-1.20%
-1.25% to -1.49%	-1.00%
-1.00% to -1.24%	-0.80%
-0.75% to -0.99%	-0.60%
-0.50% to -0.74%	-0.40%
-0.25% to -0.49%	-0.20%
0.00% to -0.24%	0.00%
0.00% to 0.24%	0.00%
0.25% to 0.49%	0.20%
0.50% to 0.74%	0.40%
0.75% to 0.99%	0.60%
1.00% to 1.24%	0.80%
1.25% to 1.49%	1.00%
1.50% to 1.74%	1.20%
1.75% to 1.99%	1.40%
2.00% to 2.24%	1.60%
2.25% to 2.49%	1.80%
2.50% to 2.74%	2.00%
2.75% to 2.99%	2.20%
3.00% to 3.24%	2.40%
3.25% to 3.49%	2.60%
3.50% to 3.74%	2.80%
3.75% and greater	3.00%

BR%

On each Contract Anniversary during a Bonus Period, we will calculate a Bonus Amount that may be added to the Withdrawal Benefit Base. The Bonus Amount will be equal to the current Bonus Base multiplied by the Bonus Rate. Currently, the Bonus Rate for Income Boost GLWB and Income Boost GLWB v1 is 6.00% and the Bonus Rate for Income Control GLWB and Income Control GLWB v1 is 7.00%.

We will calculate two potential increases to the Withdrawal Benefit Base, one under the Step-Up Feature and the other under the Bonus Feature, and then increase the Withdrawal Benefit Base by the higher of the two.

BONUS PERIOD LENGTHS

We currently offer a ten-year Bonus Period.

ELECTION LOCKOUT PERIOD

If you elect and activate the Flex Income Boost GLWB v1 or the Flex Income Control GLWB v1, you cannot elect either GLWB for a period of one year from the Issue Date.

GLWB FEE

The GLWB Fee (and the GLWB Fee in a GLWB/GMPB Combo) is deducted from the Contract Value on the last Valuation Period of each Contract Quarter. The GLWB Fee is calculated by multiplying the annual GLWB Fee Rate

(divided by four) by the Withdrawal Benefit Base. The annual GLWB Fee Rate (and the GLWB Fee in a GLWB/ GMPB Combo) is currently 1.50% (0.375% quarterly) for Income Boost GLWB and 1.35% (0.3375% quarterly) for Income Control GLWB. The GLWB Fee will never exceed the maximum annual GLWB Fee Rate, 2.50% (0.625% quarterly) for a Step-Up, or after the GLWB Fee Rate Lock Period.

GLWB FEE RATE LOCK PERIOD

If you elect and activate the Flex Income Boost GLWB v1 or Flex Income Control GLWB v1, your GLWB Fee will not change for a two year period, known as the GLWB Fee Rate Lock Period. However after the GLWB Fee Rate Lock Period, we may increase it up to 2.50% (0.625% quarterly) at one time or in increments.

GMPB TERMS

We currently offer a ten-year Term known as Armor Flex 10 GMPB and a seven-year Term known as Armor Flex 7 GMPB.

GMPB BUFFER FACTOR

The current GMPB Buffer Factor for the initial Term is 20% for the Armor Flex 10 GMPB and 10% for the Armor Flex 7 GMPB. The minimum GMPB Buffer Factor is 0% and the maximum GMPB Buffer Factor is 75% for the Armor Flex 10 GMPB and the Armor Flex 7 GMPB.

GMPB CANCELLATION THRESHOLDS (Not available for a GLWB/GMPB Combo)

The current GMPB Cancellation Thresholds are:

	Completed Years of Term at time request to terminate is received
	1	2	3	4	5	6	7	8	9	10
Seven-Year GMPB	110%	120%	130%	140%	150%	160%	190%
Ten-Year GMPB	110%	120%	130%	140%	150%	160%	170%	180%	190%	200%

GMPB FEE

The GMPB Fee (and the GMPB Fee in a GLWB/GMPB Combo) is deducted from the Contract Value on the last Valuation Period of each Contract Quarter. The GMPB Fee is calculated by multiplying the annual GMPB Fee Rate (divided by four) by the GMPB Base. The annual GMPB Fee Rate is currently 0.55% (0.1375% quarterly) for the Armor Flex 10 GMPB and the Armor Flex 7 GMPB.

If you elect a GLWB/GMPB Combo, the annual GMPB Fee Rate is currently 0.10% (0.025% quarterly) for the Armor Flex 10 GMPB and the Armor Flex 7 GMPB.

The annual GMPB Fee Rate (and the GMPB Fee in a GLWB/GMPB Combo) will never exceed the maximum annual GMPB Fee Rate, currently 1.50% (0.375% quarterly) for the successive Term.

GMPB PURCHASE PAYMENT WINDOW

The current GMPB Purchase Payment Window is 90 days from the Issue Date.

GLWB NON-CANCELLATION PERIOD (For a GLWB/GMPB Combo)

The current GLWB Non-Cancellation Period for Armor Flex 10 GMPB is seven years from the Issue Date and for Armor Flex 7 GMPB is five years from the Issue Date.

GMAB TERMS

We currently offer a ten-year Term known as the Armor Ten GMAB and a seven-year Term known as the Armor Seven GMAB.

GMAB FACTORS

The current GMAB Factor for the initial Term is 105% for the Armor 10 GMAB and 95% for the Armor 7 GMAB .

GMAB Subsequent Purchase Payment Adjustment Factors

The current GMAB Subsequent Purchase Payment Adjustment Factors for the initial Term are:

Armor Ten GMAB

Completed Years of Term at time Purchase Payment is received	Purchase Payment Adjustment Factor
0	90%
1	80%
2	70%
3	60%
4	50%
5	50%
6	50%
7	50%
8	50%
9	50%

Armor Seven GMAB

Completed Years of Term at time Purchase Payment is received	Purchase Payment Adjustment Factor
0	85%
1	70%
2	60%
3	50%
4	50%
5	50%
6	50%

GMAB FEE

The GMAB Fee is deducted from the Contract Value on the last Valuation Period of each Contract Quarter. The GMAB Fee is calculated by multiplying the annual GMAB Fee Rate (divided by four) by the GMAB Base. The annual GMAB Fee Rate is currently 1.10% (0.275% quarterly) for the Armor Seven GMAB and 1.05% (0.2625% quarterly) for the Armor Ten GMAB.

For applications signed and received In Good Order between April 18, 2022, and April 30, 2022, the annual GMAB Fee Rate will be 0.80% (0.20% quarterly) for the Armor Seven GMAB and 0.80% (0.20% quarterly) for the Armor Ten GMAB.

The annual GMAB Fee Rate will never exceed the maximum annual GMAB Fee Rate, currently 1.50% (0.375% quarterly) for successive Terms.

HAV FEE

The HAV Fee is deducted from the Contract Value on the last Valuation Period of each Contract Quarter. The HAV Fee is calculated by multiplying the annual HAV Fee Rate (divided by four) by the HAV Value. The annual HAV Fee Rate is currently 0.40% (0.10% quarterly). The annual HAV Fee Rate will never exceed the maximum annual HAV Fee Rate, currently 2.00% (0.50% quarterly)

ROP FEE

The ROP Fee is deducted from the Contract Value on the last Valuation Period of each Contract Quarter. The ROP Fee is calculated by multiplying the annual ROP Fee Rate (divided by four) by the ROP Value. The annual ROP Fee Rate is currently 0.20% (0.05% quarterly). The annual ROP Fee Rate will never exceed the maximum annual ROP Fee Rate, currently 2.00% (0.50% quarterly)

TERMINATION LOCKOUT PERIOD

You may not terminate your GLWB for a five-year period from the Issue Date or the Election Date. The Termination Lockout Period does not apply to the Income Boost GLWB and Income Control GLWB.

If you have any questions regarding this Supplement, please call the Service Center toll-free at (800) 374-3714 or write to us by mail - Delaware Life Insurance Company, P.O. Box 80428, Indianapolis, IN 46280; by express mail - Delaware Life Insurance Company, 10555 Group 1001 Way, Zionsville, IN 46077 and by facsimile at (800) 883-9165.

This Supplement must be accompanied by, and read in conjunction with, the current Prospectus dated December 31, 2021, as Supplemented.

Please read this Supplement carefully and retain it for future reference.